Stock Options - Schedule of Exercise Price for Options Outstanding and Exercisable (Details) - $ / shares	Dec. 31, 2018	Dec. 31, 2016
Number of Options Outstanding	200,000
Exercise Price Options Outstanding		$ 3.00
Number of Options Exercisable
Exercise Price Range One [Member]
Number of Options Outstanding	200,000
Exercise Price Options Outstanding	$ 3.00
Number of Options Exercisable
Exercise Price Options Exercisable